Investment Risks	Jun. 24, 2025
Aptus International Enhanced Yield ETF | Capital Controls And Sanctions Risk Member
Prospectus [Line Items]
Risk [Text Block]	Capital Controls and Sanctions Risk. Economic conditions, such as volatile currency exchange rates and interest rates, political events, military action and other conditions may, without prior warning, lead to foreign government intervention (including intervention by the U.S. government with respect to foreign governments, economic sectors, foreign companies and related securities and interests) and the imposition of capital controls and/or sanctions, which may also include retaliatory actions of one government against another government, such as seizure of assets. Capital controls and/or sanctions include the prohibition of, or restrictions on, the ability to transfer currency, securities or other assets. Capital controls and/or sanctions may also impact the ability of the Fund to buy, sell or otherwise transfer securities or currency, negatively impact the value and/or liquidity of such instruments, adversely affect the trading market and price for Shares, and cause the Fund to decline in value.
Aptus International Enhanced Yield ETF | Counterparty Risk Member
Prospectus [Line Items]
Risk [Text Block]	Counterparty Risk. Fund transactions involving a counterparty are subject to the risk that the counterparty will not fulfill its obligation to the Fund. Counterparty risk may arise because of the counterparty’s financial condition (i.e., financial difficulties, bankruptcy, or insolvency), market activities and developments, or other reasons, whether foreseen or not. A counterparty’s inability to fulfill its obligation may result in significant financial loss to the Fund. The Fund may be unable to recover its investment from the counterparty or may obtain a limited recovery, and/or recovery may be delayed.
Aptus International Enhanced Yield ETF | Currency Exchange Rate Risk Member
Prospectus [Line Items]
Risk [Text Block]	Currency Exchange Rate Risk. The Fund invests primarily in other ETFs that have exposure to securities denominated in non-U.S. currencies or in securities that provide exposure to such currencies. Changes in currency exchange rates and the relative value of non-U.S. currencies will affect the value of the Fund’s investment and the value of your Shares. Currency exchange rates can be very volatile and can change quickly and unpredictably. As a result, the value of an investment in the Fund may change quickly and without warning and you may lose money.
Aptus International Enhanced Yield ETF | Derivatives Risk Member
Prospectus [Line Items]
Risk [Text Block]	Derivatives Risk. Derivatives, such as the options, futures contracts, and swaps in which the Fund invests, can be volatile and involve various types and degrees of risks, depending upon the characteristics of a particular derivative. Derivatives may entail investment exposures that are greater than their cost would suggest, meaning that a small investment in a derivative could have a substantial impact on the performance of the Fund. The Fund could experience a loss if its derivatives do not perform as anticipated, the derivatives are not correlated with the performance of their underlying security, or if the Fund is unable to purchase or liquidate a position because of an illiquid secondary market. The market for many derivatives is, or suddenly can become, illiquid. Changes in liquidity may result in significant, rapid, and unpredictable changes in the prices for derivatives.
◦Futures Contracts Risk. The Fund will be exposed to the risks of futures contracts through the STSs implemented by the Fund’s total return swaps. A decision as to whether, when, and how to use futures involves the exercise of skill and judgment and even a well-conceived futures transaction may be unsuccessful because of market behavior or unexpected events. In addition to the risks associated with all derivatives, the prices of futures can be highly volatile, using futures can lower total return, and the potential loss from futures can exceed the initial investment in such contracts and could be unlimited.
◦Options Risk. The Fund will be exposed to the risks of call and put options through the STSs implemented by the Fund’s total return swaps. Purchasing and selling (writing) options are speculative activities and entail greater than ordinary investment risks. Options enable the Fund to purchase exposure that is significantly greater than the premium paid. Consequently, the value of such options can be volatile, and a small investment in options can have a large impact on the performance of the Fund. The Fund risks losing all or part of the cash paid (premium) for purchasing options. Even a small decline in the value of a reference asset underlying call options or a small increase in the value of a reference asset underlying put options can result in the entire investment in such options being lost. Additionally, the value of the option may be lost if the Adviser fails to exercise such option at or prior to its expiration. Further, writing option contracts can result in losses that exceed the seller’s initial investment and may lead to additional turnover and higher tax liability. The Fund will incur a loss as a result of writing (selling) options if the price of the written option instrument increases in value between the date the Fund writes the option and the date on which the Fund purchases an offsetting position or exits the option.
◦Swap Risk. The Fund may enter into derivatives called swaps. Swaps are entered into primarily with major global financial institutions for specified periods. The swaps in which the Fund invests are generally traded in the over-the-counter (“OTC”) market, which generally has less transparency than exchange-traded derivatives instruments. Risks associated with swap agreements include failure of the counterparties to perform under the contract’s terms, changes in the returns of the underlying instruments, and the possible lack of liquidity with respect to the swap agreements. The Fund bears the risk of loss of the amount expected to be received under a swap agreement in the event of the bankruptcy or default of a swap agreement counterparty.
Aptus International Enhanced Yield ETF | Derivatives Risk, Futures Contracts Risk Member
Prospectus [Line Items]
Risk [Text Block]	Futures Contracts Risk. The Fund will be exposed to the risks of futures contracts through the STSs implemented by the Fund’s total return swaps. A decision as to whether, when, and how to use futures involves the exercise of skill and judgment and even a well-conceived futures transaction may be unsuccessful because of market behavior or unexpected events. In addition to the risks associated with all derivatives, the prices of futures can be highly volatile, using futures can lower total return, and the potential loss from futures can exceed the initial investment in such contracts and could be unlimited.

Aptus International Enhanced Yield ETF | Derivatives Risk, Options Risk Member
Prospectus [Line Items]
Risk [Text Block]	Options Risk. The Fund will be exposed to the risks of call and put options through the STSs implemented by the Fund’s total return swaps. Purchasing and selling (writing) options are speculative activities and entail greater than ordinary investment risks. Options enable the Fund to purchase exposure that is significantly greater than the premium paid. Consequently, the value of such options can be volatile, and a small investment in options can have a large impact on the performance of the Fund. The Fund risks losing all or part of the cash paid (premium) for purchasing options. Even a small decline in the value of a reference asset underlying call options or a small increase in the value of a reference asset underlying put options can result in the entire investment in such options being lost. Additionally, the value of the option may be lost if the Adviser fails to exercise such option at or prior to its expiration. Further, writing option contracts can result in losses that exceed the seller’s initial investment and may lead to additional turnover and higher tax liability. The Fund will incur a loss as a result of writing (selling) options if the price of the written option instrument increases in value between the date the Fund writes the option and the date on which the Fund purchases an offsetting position or exits the option.
Aptus International Enhanced Yield ETF | Derivatives Risk, Swap Risk Member
Prospectus [Line Items]
Risk [Text Block]	Swap Risk. The Fund may enter into derivatives called swaps. Swaps are entered into primarily with major global financial institutions for specified periods. The swaps in which the Fund invests are generally traded in the over-the-counter (“OTC”) market, which generally has less transparency than exchange-traded derivatives instruments. Risks associated with swap agreements include failure of the counterparties to perform under the contract’s terms, changes in the returns of the underlying instruments, and the possible lack of liquidity with respect to the swap agreements. The Fund bears the risk of loss of the amount expected to be received under a swap agreement in the event of the bankruptcy or default of a swap agreement counterparty.
Aptus International Enhanced Yield ETF | Emerging Markets Risk Member
Prospectus [Line Items]
Risk [Text Block]	Emerging Markets Risk. Investments in securities and instruments traded in developing or emerging markets, or that provide exposure to such securities or markets, can involve additional risks relating to political, economic, or regulatory conditions not associated with investments in U.S. securities and instruments or investments in more developed international markets. Such conditions may impact the ability of the Fund to buy, sell or otherwise transfer securities, adversely affect the trading market and price for Shares and cause the Fund to decline in value. Less information may be available about companies in emerging markets than in developed markets because such emerging markets companies may not be subject to accounting, auditing, and financial reporting standards or to other regulatory practices required by U.S. companies.
Aptus International Enhanced Yield ETF | Equity Market Risk Member
Prospectus [Line Items]
Risk [Text Block]	Equity Market Risk. The equity securities held in the Fund’s portfolio may experience sudden, unpredictable drops in value or long periods of decline in value. This may occur because of factors that affect securities markets generally or factors affecting specific issuers, industries, or sectors in which the Fund invests. Common stocks are generally exposed to greater risk than other types of securities, such as preferred stock and debt obligations, because common stockholders generally have inferior rights to receive payment from issuers. In addition, local, regional or global events such as war, including Russia’s invasion of Ukraine, acts of terrorism, market volatility related to global trade policy and the imposition of tariffs, the spread of infectious diseases or other public health issues (such as the global pandemic caused by the COVID-19 virus), recessions, rising inflation, or other events could have a significant negative impact on the Fund and its investments. Such events may affect certain geographic regions, countries, sectors and industries more significantly than others. Such events could adversely affect the prices and liquidity of the Fund’s portfolio securities or other instruments and could result in disruptions in the trading markets.
Aptus International Enhanced Yield ETF | ETF Risks Member
Prospectus [Line Items]
Risk [Text Block]	ETF Risks. The Fund is an ETF, and, as a result of an ETF’s structure, it is exposed to the following risks:
◦Authorized Participants, Market Makers, and Liquidity Providers Concentration Risk. The Fund has a limited number of financial institutions that may act as Authorized Participants (“APs”). In addition, there may be a limited number of market makers and/or liquidity providers in the marketplace. To the extent either of the following events occur, Shares may trade at a material discount to NAV and possibly face delisting: (i) APs exit the business or otherwise become unable to process creation and/or redemption orders and no other APs step forward to perform these services, or (ii) market makers and/or liquidity providers exit the business or significantly reduce their business activities and no other entities step forward to perform their functions.
◦Cash Redemption Risk. The Fund’s investment strategy may require it to redeem shares for cash or to otherwise include cash as part of its redemption proceeds. The Fund may be required to sell or unwind portfolio investments to obtain the cash needed to distribute redemption proceeds. This may cause the Fund to recognize a capital gain that it might not have recognized if it had made a redemption in-kind. As a result, the Fund may pay out higher annual capital gain distributions than if the in-kind redemption process was used.
◦Costs of Buying or Selling Shares. Due to the costs of buying or selling Shares, including brokerage commissions imposed by brokers and bid-ask spreads, frequent trading of Shares may significantly reduce investment results and an investment in Shares may not be advisable for investors who anticipate regularly making small investments.
◦Shares May Trade at Prices Other Than NAV. As with all ETFs, Shares may be bought and sold in the secondary market at market prices. Although it is expected that the market price of Shares will approximate the Fund’s NAV, there may be times when the market price of Shares is more than the NAV intra-day (premium) or less than the NAV intra-day (discount) due to supply and demand of Shares or during periods of market volatility. This risk is heightened in times of market volatility, periods of steep market declines, and periods when there is limited trading activity for Shares in the secondary market, in which case such premiums or discounts may be significant. Because the Fund’s investments have exposure to securities that may trade on foreign exchanges that are closed when the Fund’s primary listing exchange is open, there are likely to be deviations between the current price of a security and the security’s last quoted price from the closed foreign market. This may result in premiums and discounts that are greater than those experienced by domestic ETFs.
◦Trading. Although Shares are listed for trading on Cboe BZX Exchange, Inc. (the “Exchange”) and may be traded on U.S. exchanges other than the Exchange, there can be no assurance that Shares will trade with any volume, or at all, on any stock exchange. There can be no assurance that an active trading market for such Shares will develop or be maintained. In stressed market conditions, the liquidity of Shares may begin to mirror the liquidity of the Fund’s underlying portfolio holdings, which can be significantly less liquid than Shares, and this could lead to differences between the market price of the Shares and the underlying value of those Shares.

Aptus International Enhanced Yield ETF | ETF Risks, Authorized Participants, Market Makers, And Liquidity Providers Concentration Risk Member
Prospectus [Line Items]
Risk [Text Block]	Authorized Participants, Market Makers, and Liquidity Providers Concentration Risk. The Fund has a limited number of financial institutions that may act as Authorized Participants (“APs”). In addition, there may be a limited number of market makers and/or liquidity providers in the marketplace. To the extent either of the following events occur, Shares may trade at a material discount to NAV and possibly face delisting: (i) APs exit the business or otherwise become unable to process creation and/or redemption orders and no other APs step forward to perform these services, or (ii) market makers and/or liquidity providers exit the business or significantly reduce their business activities and no other entities step forward to perform their functions.
Aptus International Enhanced Yield ETF | ETF Risks, Cash Redemption Risk Member
Prospectus [Line Items]
Risk [Text Block]	Cash Redemption Risk. The Fund’s investment strategy may require it to redeem shares for cash or to otherwise include cash as part of its redemption proceeds. The Fund may be required to sell or unwind portfolio investments to obtain the cash needed to distribute redemption proceeds. This may cause the Fund to recognize a capital gain that it might not have recognized if it had made a redemption in-kind. As a result, the Fund may pay out higher annual capital gain distributions than if the in-kind redemption process was used.
Aptus International Enhanced Yield ETF | ETF Risks, Costs Of Buying Or Selling Shares Risk Member
Prospectus [Line Items]
Risk [Text Block]	Costs of Buying or Selling Shares. Due to the costs of buying or selling Shares, including brokerage commissions imposed by brokers and bid-ask spreads, frequent trading of Shares may significantly reduce investment results and an investment in Shares may not be advisable for investors who anticipate regularly making small investments.
Aptus International Enhanced Yield ETF | ETF Risks, Shares May Trade At Prices Other Than NAV Risk Member
Prospectus [Line Items]
Risk [Text Block]	Shares May Trade at Prices Other Than NAV. As with all ETFs, Shares may be bought and sold in the secondary market at market prices. Although it is expected that the market price of Shares will approximate the Fund’s NAV, there may be times when the market price of Shares is more than the NAV intra-day (premium) or less than the NAV intra-day (discount) due to supply and demand of Shares or during periods of market volatility. This risk is heightened in times of market volatility, periods of steep market declines, and periods when there is limited trading activity for Shares in the secondary market, in which case such premiums or discounts may be significant. Because the Fund’s investments have exposure to securities that may trade on foreign exchanges that are closed when the Fund’s primary listing exchange is open, there are likely to be deviations between the current price of a security and the security’s last quoted price from the closed foreign market. This may result in premiums and discounts that are greater than those experienced by domestic ETFs.
Aptus International Enhanced Yield ETF | ETF Risks, Trading Risk Member
Prospectus [Line Items]
Risk [Text Block]	Trading. Although Shares are listed for trading on Cboe BZX Exchange, Inc. (the “Exchange”) and may be traded on U.S. exchanges other than the Exchange, there can be no assurance that Shares will trade with any volume, or at all, on any stock exchange. There can be no assurance that an active trading market for such Shares will develop or be maintained. In stressed market conditions, the liquidity of Shares may begin to mirror the liquidity of the Fund’s underlying portfolio holdings, which can be significantly less liquid than Shares, and this could lead to differences between the market price of the Shares and the underlying value of those Shares.
Aptus International Enhanced Yield ETF | Foreign Investment Risk Member
Prospectus [Line Items]
Risk [Text Block]	Foreign Investment Risk. Investments in non-U.S. securities involve certain risks that may not be present with investments in U.S. securities. For example, investments in non-U.S. securities may be subject to risk of loss due to foreign currency fluctuations or to political or economic instability. Investments in non-U.S. securities also may be subject to withholding or other taxes and may be subject to additional trading, settlement, custodial, and operational risks. These and other factors can make investments in the Fund more volatile and potentially less liquid than other types of investments. Companies in many foreign markets are not subject to the same degree of regulatory requirements, accounting standards or auditor oversight as companies in the U.S., and as a result, information about the securities in which the Fund invests may be less reliable or complete. Foreign markets often have less reliable securities valuations and greater risk associated with the custody of securities than the U.S. There may be significant obstacles to obtaining information necessary for investigations into or litigation against companies and shareholders may have limited legal remedies.
Aptus International Enhanced Yield ETF | Geographic Investment Risk Member
Prospectus [Line Items]
Risk [Text Block]	Geographic Investment Risk. To the extent the Fund invests a significant portion of its assets in the securities of companies of a single country or region, it is more likely to be impacted by events or conditions affecting that country or region.
Aptus International Enhanced Yield ETF | Geopolitical Risk Member
Prospectus [Line Items]
Risk [Text Block]	Geopolitical Risk. Some countries and regions in which the Fund invests have experienced security concerns, war or threats of war and aggression, terrorism, economic uncertainty, natural and environmental disasters and/or systemic market dislocations that have led, and in the future may lead, to increased short-term market volatility and may have adverse long-term effects on the U.S. and world economies and markets generally. Such geopolitical and other events may also disrupt securities markets and, during such market disruptions, the Fund’s exposure to the other risks described herein will likely increase. Each of the foregoing may negatively impact the Fund’s investments.
Aptus International Enhanced Yield ETF | Management Risk Member
Prospectus [Line Items]
Risk [Text Block]	Management Risk. The Fund is actively managed and may not meet its investment objective based on the Adviser’s success or failure to implement investment strategies for the Fund. In addition, the Fund does not guarantee and there can be no assurance that distributions will always be paid or will be paid at a relatively stable level in line with the Adviser’s internal targets.
Aptus International Enhanced Yield ETF | Market Capitalization Risk Member
Prospectus [Line Items]
Risk [Text Block]	Market Capitalization Risk.
◦Large-Capitalization Investing. The securities of large-capitalization companies may be relatively mature compared to smaller companies and therefore subject to slower growth during times of economic expansion. Large-capitalization companies may also be unable to respond quickly to new competitive challenges, such as changes in technology and consumer tastes.
◦Mid-Capitalization Investing. The securities of mid-capitalization companies may be more vulnerable to adverse issuer, market, political, or economic developments than securities of large-capitalization companies, but they may also be subject to slower growth than small-capitalization companies during times of economic expansion. The securities of mid-capitalization companies generally trade in lower volumes and are subject to greater and more unpredictable price changes than large capitalization stocks or the stock market as a whole. Mid-capitalization companies may be particularly sensitive to changes in interest rates, government regulation, borrowing costs, and earnings.

Aptus International Enhanced Yield ETF | Market Capitalization Risk, Large-Capitalization Investing Risk Member
Prospectus [Line Items]
Risk [Text Block]	Large-Capitalization Investing. The securities of large-capitalization companies may be relatively mature compared to smaller companies and therefore subject to slower growth during times of economic expansion. Large-capitalization companies may also be unable to respond quickly to new competitive challenges, such as changes in technology and consumer tastes.
Aptus International Enhanced Yield ETF | Market Capitalization Risk, Mid-Capitalization Investing Risk Member
Prospectus [Line Items]
Risk [Text Block]	Mid-Capitalization Investing. The securities of mid-capitalization companies may be more vulnerable to adverse issuer, market, political, or economic developments than securities of large-capitalization companies, but they may also be subject to slower growth than small-capitalization companies during times of economic expansion. The securities of mid-capitalization companies generally trade in lower volumes and are subject to greater and more unpredictable price changes than large capitalization stocks or the stock market as a whole. Mid-capitalization companies may be particularly sensitive to changes in interest rates, government regulation, borrowing costs, and earnings.
Aptus International Enhanced Yield ETF | Other Investment Companies Risk Member
Prospectus [Line Items]
Risk [Text Block]	Other Investment Companies Risk. The risks of investing in other ETFs typically reflect the risks associated with the investment strategies of the other ETFs and the types of instruments in which the other ETFs invest. By investing in another ETF, the Fund becomes a shareholder of that ETF and bears its proportionate share of the fees and expenses of the other ETF. The Fund may be subject to statutory limits with respect to the amount it can invest in other ETFs, which may adversely affect the Fund’s ability to achieve its investment objective. Investments in ETFs are also subject to the “ETF Risks” described above.
Aptus International Enhanced Yield ETF | Return Of Capital Risk Member
Prospectus [Line Items]
Risk [Text Block]	Return of Capital Risk. The Fund expects to make distributions regardless of its performance. All or a portion of such distributions may represent a return of capital. A return of capital is the portion of the distribution representing the return of your investment in the Fund. A return of capital is generally tax-free to the extent of a shareholder’s basis in the Fund’s shares and reduces the shareholder’s basis in their shares and results in a higher capital gain or lower capital loss when the shares on which the return of capital distribution was received are sold. After a shareholder’s basis in the shares has been reduced to zero, return of capital distributions will be treated as gain from the sale of the shareholder’s shares.

Aptus International Enhanced Yield ETF | Volatility Investing Risk Member
Prospectus [Line Items]
Risk [Text Block]	Volatility Investing Risk. Significant short-term price movements could adversely impact the performance of the Fund, including any investments that are tied to volatility indexes or volatility-based derivative instruments, such as VIX futures contracts or options. Investments linked to equity market volatility, particularly VIX Index futures contracts or VIX Index options that are close to expiration, can be highly volatile and may experience large losses.
Aptus International Enhanced Yield ETF | Risk Lose Money [Member]
Prospectus [Line Items]
Risk [Text Block]	As with any investment, there is a risk that you could lose all or a portion of your investment in the Fund.
Aptus International Enhanced Yield ETF | Risk Not Insured Depository Institution [Member]
Prospectus [Line Items]
Risk [Text Block]	Depositary Receipt Risk. Depositary Receipts involve risks similar to those associated with investments in foreign securities, such as changes in political or economic conditions of other countries and changes in the exchange rates of foreign currencies. Depositary Receipts listed on U.S. exchanges are issued by banks or trust companies and entitle the holder to all dividends and capital gains that are paid out on the underlying foreign shares (“Underlying Shares”). When the Fund invests in Depositary Receipts as a substitute for an investment directly in the Underlying Shares, the Fund is exposed to the risk that the Depositary Receipts may not provide a return that corresponds precisely with that of the Underlying Shares.
Aptus Enhanced Yield ETF | Counterparty Risk Member
Prospectus [Line Items]
Risk [Text Block]	Counterparty Risk. Fund transactions involving a counterparty are subject to the risk that the counterparty will not fulfill its obligation to the Fund. Counterparty risk may arise because of the counterparty’s financial condition (i.e., financial difficulties, bankruptcy, or insolvency), market activities and developments, or other reasons, whether foreseen or not. A counterparty’s inability to fulfill its obligation may result in significant financial loss to the Fund. The Fund may be unable to recover its investment from the counterparty or may obtain a limited recovery, and/or recovery may be delayed.
Aptus Enhanced Yield ETF | Derivatives Risk Member
Prospectus [Line Items]
Risk [Text Block]
•Derivatives Risk. Derivatives, such as the options, futures contracts, and swaps in which the Fund invests, can be volatile and involve various types and degrees of risks, depending upon the characteristics of a particular derivative. Derivatives may entail investment exposures that are greater than their cost would suggest, meaning that a small investment in a derivative could have a substantial impact on the performance of the Fund. The Fund could experience a loss if its derivatives do not perform as anticipated, the derivatives are not correlated with the performance of their underlying security, or if the Fund is unable to purchase or liquidate a position because of an illiquid secondary market. The market for many derivatives is, or suddenly can become, illiquid. Changes in liquidity may result in significant, rapid, and unpredictable changes in the prices for derivatives.
◦Futures Contracts Risk. The Fund will be exposed to the risks of futures contracts through the STSs implemented by the Fund’s total return swaps. A decision as to whether, when, and how to use futures involves the exercise of skill and judgment and even a well-conceived futures transaction may be unsuccessful because of market behavior or unexpected events. In addition to the risks associated with all derivatives, the prices of futures can be highly volatile, using futures can lower total return, and the potential loss from futures can exceed the initial investment in such contracts and could be unlimited.
◦Options Risk. The Fund will be exposed to the risks of call and put options through the STSs implemented by the Fund’s total return swaps. Purchasing and selling (writing) options are speculative activities and entail greater than ordinary investment risks. Options enable the Fund to purchase exposure that is significantly greater than the premium paid. Consequently, the value of such options can be volatile, and a small investment in options can have a large impact on the performance of the Fund. The Fund risks losing all or part of the cash paid (premium) for purchasing options. Even a small decline in the value of a reference asset underlying call options or a small increase in the value of a reference asset underlying put options can result in the entire investment in such options being lost. Additionally, the value of the option may be lost if the Adviser fails to exercise such option at or prior to its expiration. Further, writing option contracts can result in losses that exceed the seller’s initial investment and may lead to additional turnover and higher tax liability. The Fund will incur a loss as a result of writing (selling) options if the price of the written option instrument increases in value between the date the Fund writes the option and the date on which the Fund purchases an offsetting position or exits the option.
◦Swap Risk. The Fund may enter into derivatives called swaps. Swaps are entered into primarily with major global financial institutions for specified periods. The swaps in which the Fund invests are generally traded in the over-the-counter (“OTC”) market, which generally has less transparency than exchange-traded derivatives instruments. Risks associated with swap agreements include failure of the counterparties to perform under the contract’s terms, changes in the returns of the underlying instruments, and the possible lack of liquidity with respect to the swap agreements. The Fund bears the risk of loss of the amount expected to be received under a swap agreement in the event of the bankruptcy or default of a swap agreement counterparty.
Aptus Enhanced Yield ETF | Derivatives Risk, Futures Contracts Risk Member
Prospectus [Line Items]
Risk [Text Block]	Futures Contracts Risk. The Fund will be exposed to the risks of futures contracts through the STSs implemented by the Fund’s total return swaps. A decision as to whether, when, and how to use futures involves the exercise of skill and judgment and even a well-conceived futures transaction may be unsuccessful because of market behavior or unexpected events. In addition to the risks associated with all derivatives, the prices of futures can be highly volatile, using futures can lower total return, and the potential loss from futures can exceed the initial investment in such contracts and could be unlimited.
Aptus Enhanced Yield ETF | Derivatives Risk, Options Risk Member
Prospectus [Line Items]
Risk [Text Block]	Options Risk. The Fund will be exposed to the risks of call and put options through the STSs implemented by the Fund’s total return swaps. Purchasing and selling (writing) options are speculative activities and entail greater than ordinary investment risks. Options enable the Fund to purchase exposure that is significantly greater than the premium paid. Consequently, the value of such options can be volatile, and a small investment in options can have a large impact on the performance of the Fund. The Fund risks losing all or part of the cash paid (premium) for purchasing options. Even a small decline in the value of a reference asset underlying call options or a small increase in the value of a reference asset underlying put options can result in the entire investment in such options being lost. Additionally, the value of the option may be lost if the Adviser fails to exercise such option at or prior to its expiration. Further, writing option contracts can result in losses that exceed the seller’s initial investment and may lead to additional turnover and higher tax liability. The Fund will incur a loss as a result of writing (selling) options if the price of the written option instrument increases in value between the date the Fund writes the option and the date on which the Fund purchases an offsetting position or exits the option.
Aptus Enhanced Yield ETF | Derivatives Risk, Swap Risk Member
Prospectus [Line Items]
Risk [Text Block]	Swap Risk. The Fund may enter into derivatives called swaps. Swaps are entered into primarily with major global financial institutions for specified periods. The swaps in which the Fund invests are generally traded in the over-the-counter (“OTC”) market, which generally has less transparency than exchange-traded derivatives instruments. Risks associated with swap agreements include failure of the counterparties to perform under the contract’s terms, changes in the returns of the underlying instruments, and the possible lack of liquidity with respect to the swap agreements. The Fund bears the risk of loss of the amount expected to be received under a swap agreement in the event of the bankruptcy or default of a swap agreement counterparty.
Aptus Enhanced Yield ETF | ETF Risks Member
Prospectus [Line Items]
Risk [Text Block]	ETF Risks. The Fund is an ETF, and, as a result of an ETF’s structure, it is exposed to the following risks:
◦Authorized Participants, Market Makers, and Liquidity Providers Concentration Risk. The Fund has a limited number of financial institutions that may act as Authorized Participants (“APs”). In addition, there may be a limited number of market makers and/or liquidity providers in the marketplace. To the extent either of the following events occur, Shares may trade at a material discount to NAV and possibly face delisting: (i) APs exit the business or otherwise become unable to process creation and/or redemption orders and no other APs step forward to perform these services, or (ii) market makers and/or liquidity providers exit the business or significantly reduce their business activities and no other entities step forward to perform their functions.
◦Cash Redemption Risk. The Fund’s investment strategy may require it to redeem shares for cash or to otherwise include cash as part of its redemption proceeds. The Fund may be required to sell or unwind portfolio investments to obtain the cash needed to distribute redemption proceeds. This may cause the Fund to recognize a capital gain that it might not have recognized if it had made a redemption in-kind. As a result, the Fund may pay out higher annual capital gain distributions than if the in-kind redemption process was used.
◦Costs of Buying or Selling Shares. Due to the costs of buying or selling Shares, including brokerage commissions imposed by brokers and bid-ask spreads, frequent trading of Shares may significantly reduce investment results and an investment in Shares may not be advisable for investors who anticipate regularly making small investments.
◦Shares May Trade at Prices Other Than NAV. As with all ETFs, Shares may be bought and sold in the secondary market at market prices. Although it is expected that the market price of Shares will approximate the Fund’s NAV, there may be times when the market price of Shares is more than the NAV intra-day (premium) or less than the NAV intra-day (discount) due to supply and demand of Shares or during periods of market volatility. This risk is heightened in times of market volatility, periods of steep market declines, and periods when there is limited trading activity for Shares in the secondary market, in which case such premiums or discounts may be significant.
◦Trading. Although Shares are listed for trading on Cboe BZX Exchange, Inc. (the “Exchange”) and may be traded on U.S. exchanges other than the Exchange, there can be no assurance that Shares will trade with any volume, or at all, on any stock exchange. There can be no assurance that an active trading market for such Shares will develop or be maintained. In stressed market conditions, the liquidity of Shares may begin to mirror the liquidity of the Fund’s underlying portfolio holdings, which can be significantly less liquid than Shares, and this could lead to differences between the market price of the Shares and the underlying value of those Shares.
Aptus Enhanced Yield ETF | ETF Risks, Authorized Participants, Market Makers, And Liquidity Providers Concentration Risk Member
Prospectus [Line Items]
Risk [Text Block]	Authorized Participants, Market Makers, and Liquidity Providers Concentration Risk. The Fund has a limited number of financial institutions that may act as Authorized Participants (“APs”). In addition, there may be a limited number of market makers and/or liquidity providers in the marketplace. To the extent either of the following events occur, Shares may trade at a material discount to NAV and possibly face delisting: (i) APs exit the business or otherwise become unable to process creation and/or redemption orders and no other APs step forward to perform these services, or (ii) market makers and/or liquidity providers exit the business or significantly reduce their business activities and no other entities step forward to perform their functions.
Aptus Enhanced Yield ETF | ETF Risks, Cash Redemption Risk Member
Prospectus [Line Items]
Risk [Text Block]	Cash Redemption Risk. The Fund’s investment strategy may require it to redeem shares for cash or to otherwise include cash as part of its redemption proceeds. The Fund may be required to sell or unwind portfolio investments to obtain the cash needed to distribute redemption proceeds. This may cause the Fund to recognize a capital gain that it might not have recognized if it had made a redemption in-kind. As a result, the Fund may pay out higher annual capital gain distributions than if the in-kind redemption process was used.
Aptus Enhanced Yield ETF | ETF Risks, Costs Of Buying Or Selling Shares Risk Member
Prospectus [Line Items]
Risk [Text Block]	Costs of Buying or Selling Shares. Due to the costs of buying or selling Shares, including brokerage commissions imposed by brokers and bid-ask spreads, frequent trading of Shares may significantly reduce investment results and an investment in Shares may not be advisable for investors who anticipate regularly making small investments.
Aptus Enhanced Yield ETF | ETF Risks, Shares May Trade At Prices Other Than NAV Risk Member
Prospectus [Line Items]
Risk [Text Block]	Shares May Trade at Prices Other Than NAV. As with all ETFs, Shares may be bought and sold in the secondary market at market prices. Although it is expected that the market price of Shares will approximate the Fund’s NAV, there may be times when the market price of Shares is more than the NAV intra-day (premium) or less than the NAV intra-day (discount) due to supply and demand of Shares or during periods of market volatility. This risk is heightened in times of market volatility, periods of steep market declines, and periods when there is limited trading activity for Shares in the secondary market, in which case such premiums or discounts may be significant.
Aptus Enhanced Yield ETF | ETF Risks, Trading Risk Member
Prospectus [Line Items]
Risk [Text Block]	Trading. Although Shares are listed for trading on Cboe BZX Exchange, Inc. (the “Exchange”) and may be traded on U.S. exchanges other than the Exchange, there can be no assurance that Shares will trade with any volume, or at all, on any stock exchange. There can be no assurance that an active trading market for such Shares will develop or be maintained. In stressed market conditions, the liquidity of Shares may begin to mirror the liquidity of the Fund’s underlying portfolio holdings, which can be significantly less liquid than Shares, and this could lead to differences between the market price of the Shares and the underlying value of those Shares.
Aptus Enhanced Yield ETF | Management Risk Member
Prospectus [Line Items]
Risk [Text Block]	Management Risk. The Fund is actively managed and may not meet its investment objective based on the Adviser’s success or failure to implement investment strategies for the Fund. In addition, the Fund does not guarantee and there can be no assurance that distributions will always be paid or will be paid at a relatively stable level in line with the Adviser’s internal targets.
Aptus Enhanced Yield ETF | Return Of Capital Risk Member
Prospectus [Line Items]
Risk [Text Block]	Return of Capital Risk. The Fund expects to make distributions regardless of its performance. All or a portion of such distributions may represent a return of capital. A return of capital is the portion of the distribution representing the return of your investment in the Fund. A return of capital is generally tax-free to the extent of a shareholder’s basis in the Fund’s shares and reduces the shareholder’s basis in their shares and results in a higher capital gain or lower capital loss when the shares on which the return of capital distribution was received are sold. After a shareholder’s basis in the shares has been reduced to zero, return of capital distributions will be treated as gain from the sale of the shareholder’s shares.
Aptus Enhanced Yield ETF | Volatility Investing Risk Member
Prospectus [Line Items]
Risk [Text Block]	Volatility Investing Risk. Significant short-term price movements could adversely impact the performance of the Fund, including any investments that are tied to volatility indexes or volatility-based derivative instruments, such as VIX futures contracts or options. Investments linked to equity market volatility, particularly VIX Index futures contracts or VIX Index options that are close to expiration, can be highly volatile and may experience large losses.
Aptus Enhanced Yield ETF | Fixed Income Securities Risk Member
Prospectus [Line Items]
Risk [Text Block]	Fixed Income Securities Risk. The Fund invests in fixed income securities. Fixed income securities, such as bonds, involve certain risks, which include:
◦Credit Risk. Credit risk refers to the possibility that the issuer of a security will not be able to make payments of interest and principal when due. Changes in an issuer’s credit rating or the market’s perception of an issuer’s creditworthiness may also affect the value of an investment in that issuer.
◦Interest Rate Risk. Generally, the value of fixed income securities will change inversely with changes in interest rates. As interest rates rise, the market value of fixed income securities tends to decrease. Conversely, as interest rates fall, the market value of fixed income securities tends to increase. This risk will be greater for long-term securities than for short-term securities. In recent periods, governmental financial regulators, including the U.S. Federal Reserve, have taken steps to increase interest rates, which may increase interest rate risk. Changes in government intervention may have adverse effects on investments, volatility, and illiquidity in debt markets.
Aptus Enhanced Yield ETF | Fixed Income Securities Risk, Credit Risk Member
Prospectus [Line Items]
Risk [Text Block]	Credit Risk. Credit risk refers to the possibility that the issuer of a security will not be able to make payments of interest and principal when due. Changes in an issuer’s credit rating or the market’s perception of an issuer’s creditworthiness may also affect the value of an investment in that issuer.
Aptus Enhanced Yield ETF | Fixed Income Securities Risk, Interest Rate Risk Member
Prospectus [Line Items]
Risk [Text Block]	Interest Rate Risk. Generally, the value of fixed income securities will change inversely with changes in interest rates. As interest rates rise, the market value of fixed income securities tends to decrease. Conversely, as interest rates fall, the market value of fixed income securities tends to increase. This risk will be greater for long-term securities than for short-term securities. In recent periods, governmental financial regulators, including the U.S. Federal Reserve, have taken steps to increase interest rates, which may increase interest rate risk. Changes in government intervention may have adverse effects on investments, volatility, and illiquidity in debt markets.
Aptus Enhanced Yield ETF | Government Obligations Risk Member
Prospectus [Line Items]
Risk [Text Block]	Government Obligations Risk. No assurance can be given that the U.S. government will provide financial support to U.S. government-sponsored agencies or instrumentalities where it is not obligated to do so by law, such as Fannie Mae and Freddie Mac. Securities issued by Fannie Mae and Freddie Mac have historically been supported only by the discretionary authority of the U.S. government. While the U.S. government provides financial support to various U.S. government-sponsored agencies and instrumentalities, such as Fannie Mae and Freddie Mac, no assurance can be given that it will always do so. In September 2008, at the direction of the U.S. Department of the Treasury, Fannie Mae and Freddie Mac were placed into conservatorship under the Federal Housing Finance Agency (“FHFA”), an independent regulator, and they remain in such status as of the date of this Prospectus. The U.S. government also took steps to provide additional financial support to Fannie Mae and Freddie Mac.
Aptus Enhanced Yield ETF | Government Securities Risk Member
Prospectus [Line Items]
Risk [Text Block]	Government Securities Risk. The Fund invests in U.S. Treasury obligations and securities issued or guaranteed by the U.S. Treasury. U.S. government securities are subject to market risk, interest rate risk and credit risk. Securities, such as those issued or guaranteed the U.S. Treasury, that are backed by the full faith and credit of the United States are guaranteed only as to the timely payment of interest and principal when held to maturity and the market prices for such securities will fluctuate. Notwithstanding that these securities are backed by the full faith and credit of the United States, circumstances could arise that would prevent the payment of interest or principal. This would result in losses to the Fund. Some GSE securities may not be backed by the full faith and credit of the U.S. government, such as those issued by Freddie Mac, Fannie Mae, FHLBanks, and Farmer Mac. These entities are, however, supported through federal subsidies, loans or other benefits. The Fund may also invest in GSE securities that are supported by the full faith and credit of the U.S. Government, such as those issued by the Government National Mortgage Association (Ginnie Mae).
Aptus Enhanced Yield ETF | Market Risk Member
Prospectus [Line Items]
Risk [Text Block]	Market Risk. The trading prices of debt securities and other instruments fluctuate in response to a variety of factors. The Fund’s NAV and market price may fluctuate significantly in response to these and other factors. As a result, an investor could lose money over short or long periods of time.
Aptus Enhanced Yield ETF | Risk Lose Money [Member]
Prospectus [Line Items]
Risk [Text Block]	As with any investment, there is a risk that you could lose all or a portion of your investment in the Fund.
Aptus Large Cap Enhanced Yield ETF | Counterparty Risk Member
Prospectus [Line Items]
Risk [Text Block]	Counterparty Risk. Fund transactions involving a counterparty are subject to the risk that the counterparty will not fulfill its obligation to the Fund. Counterparty risk may arise because of the counterparty’s financial condition (i.e., financial difficulties, bankruptcy, or insolvency), market activities and developments, or other reasons, whether foreseen or not. A counterparty’s inability to fulfill its obligation may result in significant financial loss to the Fund. The Fund may be unable to recover its investment from the counterparty or may obtain a limited recovery, and/or recovery may be delayed.
Aptus Large Cap Enhanced Yield ETF | Derivatives Risk Member
Prospectus [Line Items]
Risk [Text Block]
•Derivatives Risk. Derivatives, such as the options, futures contracts, and swaps in which the Fund invests, can be volatile and involve various types and degrees of risks, depending upon the characteristics of a particular derivative. Derivatives may entail investment exposures that are greater than their cost would suggest, meaning that a small investment in a derivative could have a substantial impact on the performance of the Fund. The Fund could experience a loss if its derivatives do not perform as anticipated, the derivatives are not correlated with the performance of their underlying security, or if the Fund is unable to purchase or liquidate a position because of an illiquid secondary market. The market for many derivatives is, or suddenly can become, illiquid. Changes in liquidity may result in significant, rapid, and unpredictable changes in the prices for derivatives.
◦Futures Contracts Risk. The Fund will be exposed to the risks of futures contracts through the STSs implemented by the Fund’s total return swaps. A decision as to whether, when, and how to use futures involves the exercise of skill and judgment and even a well-conceived futures transaction may be unsuccessful because of market behavior or unexpected events. In addition to the risks associated with all derivatives, the prices of futures can be highly volatile, using futures can lower total return, and the potential loss from futures can exceed the initial investment in such contracts and could be unlimited.
◦Options Risk. The Fund will be exposed to the risks of call and put options through the STSs implemented by the Fund’s total return swaps. Purchasing and selling (writing) options are speculative activities and entail greater than ordinary investment risks. Options enable the Fund to purchase exposure that is significantly greater than the premium paid. Consequently, the value of such options can be volatile, and a small investment in options can have a large impact on the performance of the Fund. The Fund risks losing all or part of the cash paid (premium) for purchasing options. Even a small decline in the value of a reference asset underlying call options or a small increase in the value of a reference asset underlying put options can result in the entire investment in such options being lost. Additionally, the value of the option may be lost if the Adviser fails to exercise such option at or prior to its expiration. Further, writing option contracts can result in losses that exceed the seller’s initial investment and may lead to additional turnover and higher tax liability. The Fund will incur a loss as a result of writing (selling) options if the price of the written option instrument increases in value between the date the Fund writes the option and the date on which the Fund purchases an offsetting position or exits the option.
◦Swap Risk. The Fund may enter into derivatives called swaps. Swaps are entered into primarily with major global financial institutions for specified periods. The swaps in which the Fund invests are generally traded in the over-the-counter (“OTC”) market, which generally has less transparency than exchange-traded derivatives instruments. Risks associated with swap agreements include failure of the counterparties to perform under the contract’s terms, changes in the returns of the underlying instruments, and the possible lack of liquidity with respect to the swap agreements. The Fund bears the risk of loss of the amount expected to be received under a swap agreement in the event of the bankruptcy or default of a swap agreement counterparty.
Aptus Large Cap Enhanced Yield ETF | Derivatives Risk, Futures Contracts Risk Member
Prospectus [Line Items]
Risk [Text Block]	Futures Contracts Risk. The Fund will be exposed to the risks of futures contracts through the STSs implemented by the Fund’s total return swaps. A decision as to whether, when, and how to use futures involves the exercise of skill and judgment and even a well-conceived futures transaction may be unsuccessful because of market behavior or unexpected events. In addition to the risks associated with all derivatives, the prices of futures can be highly volatile, using futures can lower total return, and the potential loss from futures can exceed the initial investment in such contracts and could be unlimited.
Aptus Large Cap Enhanced Yield ETF | Derivatives Risk, Options Risk Member
Prospectus [Line Items]
Risk [Text Block]	Options Risk. The Fund will be exposed to the risks of call and put options through the STSs implemented by the Fund’s total return swaps. Purchasing and selling (writing) options are speculative activities and entail greater than ordinary investment risks. Options enable the Fund to purchase exposure that is significantly greater than the premium paid. Consequently, the value of such options can be volatile, and a small investment in options can have a large impact on the performance of the Fund. The Fund risks losing all or part of the cash paid (premium) for purchasing options. Even a small decline in the value of a reference asset underlying call options or a small increase in the value of a reference asset underlying put options can result in the entire investment in such options being lost. Additionally, the value of the option may be lost if the Adviser fails to exercise such option at or prior to its expiration. Further, writing option contracts can result in losses that exceed the seller’s initial investment and may lead to additional turnover and higher tax liability. The Fund will incur a loss as a result of writing (selling) options if the price of the written option instrument increases in value between the date the Fund writes the option and the date on which the Fund purchases an offsetting position or exits the option.
Aptus Large Cap Enhanced Yield ETF | Derivatives Risk, Swap Risk Member
Prospectus [Line Items]
Risk [Text Block]	Swap Risk. The Fund may enter into derivatives called swaps. Swaps are entered into primarily with major global financial institutions for specified periods. The swaps in which the Fund invests are generally traded in the over-the-counter (“OTC”) market, which generally has less transparency than exchange-traded derivatives instruments. Risks associated with swap agreements include failure of the counterparties to perform under the contract’s terms, changes in the returns of the underlying instruments, and the possible lack of liquidity with respect to the swap agreements. The Fund bears the risk of loss of the amount expected to be received under a swap agreement in the event of the bankruptcy or default of a swap agreement counterparty.
Aptus Large Cap Enhanced Yield ETF | ETF Risks Member
Prospectus [Line Items]
Risk [Text Block]	ETF Risks. The Fund is an ETF, and, as a result of an ETF’s structure, it is exposed to the following risks:
◦Authorized Participants, Market Makers, and Liquidity Providers Concentration Risk. The Fund has a limited number of financial institutions that may act as Authorized Participants (“APs”). In addition, there may be a limited number of market makers and/or liquidity providers in the marketplace. To the extent either of the following events occur, Shares may trade at a material discount to NAV and possibly face delisting: (i) APs exit the business or otherwise become unable to process creation and/or redemption orders and no other APs step forward to perform these services, or (ii) market makers and/or liquidity providers exit the business or significantly reduce their business activities and no other entities step forward to perform their functions.
◦Cash Redemption Risk. The Fund’s investment strategy may require it to redeem shares for cash or to otherwise include cash as part of its redemption proceeds. The Fund may be required to sell or unwind portfolio investments to obtain the cash needed to distribute redemption proceeds. This may cause the Fund to recognize a capital gain that it might not have recognized if it had made a redemption in-kind. As a result, the Fund may pay out higher annual capital gain distributions than if the in-kind redemption process was used.
◦Costs of Buying or Selling Shares. Due to the costs of buying or selling Shares, including brokerage commissions imposed by brokers and bid-ask spreads, frequent trading of Shares may significantly reduce investment results and an investment in Shares may not be advisable for investors who anticipate regularly making small investments.
◦Shares May Trade at Prices Other Than NAV. As with all ETFs, Shares may be bought and sold in the secondary market at market prices. Although it is expected that the market price of Shares will approximate the Fund’s NAV, there may be times when the market price of Shares is more than the NAV intra-day (premium) or less than the NAV intra-day (discount) due to supply and demand of Shares or during periods of market volatility. This risk is heightened in times of market volatility, periods of steep market declines, and periods when there is limited trading activity for Shares in the secondary market, in which case such premiums or discounts may be significant.
◦Trading. Although Shares are listed for trading on Cboe BZX Exchange, Inc. (the “Exchange”) and may be traded on U.S. exchanges other than the Exchange, there can be no assurance that Shares will trade with any volume, or at all, on any stock exchange. There can be no assurance that an active trading market for such Shares will develop or be maintained. In stressed market conditions, the liquidity of Shares may begin to mirror the liquidity of the Fund’s underlying portfolio holdings, which can be significantly less liquid than Shares, and this could lead to differences between the market price of the Shares and the underlying value of those Shares.
Aptus Large Cap Enhanced Yield ETF | ETF Risks, Authorized Participants, Market Makers, And Liquidity Providers Concentration Risk Member
Prospectus [Line Items]
Risk [Text Block]	Authorized Participants, Market Makers, and Liquidity Providers Concentration Risk. The Fund has a limited number of financial institutions that may act as Authorized Participants (“APs”). In addition, there may be a limited number of market makers and/or liquidity providers in the marketplace. To the extent either of the following events occur, Shares may trade at a material discount to NAV and possibly face delisting: (i) APs exit the business or otherwise become unable to process creation and/or redemption orders and no other APs step forward to perform these services, or (ii) market makers and/or liquidity providers exit the business or significantly reduce their business activities and no other entities step forward to perform their functions.
Aptus Large Cap Enhanced Yield ETF | ETF Risks, Cash Redemption Risk Member
Prospectus [Line Items]
Risk [Text Block]	Cash Redemption Risk. The Fund’s investment strategy may require it to redeem shares for cash or to otherwise include cash as part of its redemption proceeds. The Fund may be required to sell or unwind portfolio investments to obtain the cash needed to distribute redemption proceeds. This may cause the Fund to recognize a capital gain that it might not have recognized if it had made a redemption in-kind. As a result, the Fund may pay out higher annual capital gain distributions than if the in-kind redemption process was used.
Aptus Large Cap Enhanced Yield ETF | ETF Risks, Costs Of Buying Or Selling Shares Risk Member
Prospectus [Line Items]
Risk [Text Block]	Costs of Buying or Selling Shares. Due to the costs of buying or selling Shares, including brokerage commissions imposed by brokers and bid-ask spreads, frequent trading of Shares may significantly reduce investment results and an investment in Shares may not be advisable for investors who anticipate regularly making small investments.
Aptus Large Cap Enhanced Yield ETF | ETF Risks, Shares May Trade At Prices Other Than NAV Risk Member
Prospectus [Line Items]
Risk [Text Block]	Shares May Trade at Prices Other Than NAV. As with all ETFs, Shares may be bought and sold in the secondary market at market prices. Although it is expected that the market price of Shares will approximate the Fund’s NAV, there may be times when the market price of Shares is more than the NAV intra-day (premium) or less than the NAV intra-day (discount) due to supply and demand of Shares or during periods of market volatility. This risk is heightened in times of market volatility, periods of steep market declines, and periods when there is limited trading activity for Shares in the secondary market, in which case such premiums or discounts may be significant.
Aptus Large Cap Enhanced Yield ETF | ETF Risks, Trading Risk Member
Prospectus [Line Items]
Risk [Text Block]	Trading. Although Shares are listed for trading on Cboe BZX Exchange, Inc. (the “Exchange”) and may be traded on U.S. exchanges other than the Exchange, there can be no assurance that Shares will trade with any volume, or at all, on any stock exchange. There can be no assurance that an active trading market for such Shares will develop or be maintained. In stressed market conditions, the liquidity of Shares may begin to mirror the liquidity of the Fund’s underlying portfolio holdings, which can be significantly less liquid than Shares, and this could lead to differences between the market price of the Shares and the underlying value of those Shares.
Aptus Large Cap Enhanced Yield ETF | Foreign Investment Risk Member
Prospectus [Line Items]
Risk [Text Block]	Foreign Investment Risk. Because of the Fund’s investment in ADRs, changes in foreign economies and political climates are more likely to affect the Fund than a fund that invests exclusively in U.S. companies. There may be less government supervision of foreign markets, resulting in non-uniform accounting practices and less publicly available information. The value of foreign investments may be affected by changes in exchange control regulations, application of foreign tax laws (including withholding tax), changes in governmental administration or economic or monetary policy (in this country or abroad) or changed circumstances in dealings between nations.
Aptus Large Cap Enhanced Yield ETF | Management Risk Member
Prospectus [Line Items]
Risk [Text Block]	Management Risk. The Fund is actively managed and may not meet its investment objective based on the Adviser’s success or failure to implement investment strategies for the Fund. In addition, the Fund does not guarantee and there can be no assurance that distributions will always be paid or will be paid at a relatively stable level in line with the Adviser’s internal targets.
Aptus Large Cap Enhanced Yield ETF | Market Capitalization Risk, Large-Capitalization Investing Risk Member
Prospectus [Line Items]
Risk [Text Block]	Market Capitalization Risk.
◦Large-Capitalization Investing. The securities of large-capitalization companies may be relatively mature compared to smaller companies and therefore subject to slower growth during times of economic expansion. Large-capitalization companies may also be unable to respond quickly to new competitive challenges, such as changes in technology and consumer tastes.

Aptus Large Cap Enhanced Yield ETF | Return Of Capital Risk Member
Prospectus [Line Items]
Risk [Text Block]	Return of Capital Risk. The Fund expects to make distributions regardless of its performance. All or a portion of such distributions may represent a return of capital. A return of capital is the portion of the distribution representing the return of your investment in the Fund. A return of capital is generally tax-free to the extent of a shareholder’s basis in the Fund’s shares and reduces the shareholder’s basis in their shares and results in a higher capital gain or lower capital loss when the shares on which the return of capital distribution was received are sold. After a shareholder’s basis in the shares has been reduced to zero, return of capital distributions will be treated as gain from the sale of the shareholder’s shares.
Aptus Large Cap Enhanced Yield ETF | Volatility Investing Risk Member
Prospectus [Line Items]
Risk [Text Block]	Volatility Investing Risk. Significant short-term price movements could adversely impact the performance of the Fund, including any investments that are tied to volatility indexes or volatility-based derivative instruments, such as VIX futures contracts or options. Investments linked to equity market volatility, particularly VIX Index futures contracts or VIX Index options that are close to expiration, can be highly volatile and may experience large losses.
Aptus Large Cap Enhanced Yield ETF | Market Risk Member
Prospectus [Line Items]
Risk [Text Block]	Market Risk. The trading prices of debt securities and other instruments fluctuate in response to a variety of factors. The Fund’s NAV and market price may fluctuate significantly in response to these and other factors. As a result, an investor could lose money over short or long periods of time.
Aptus Large Cap Enhanced Yield ETF | Limited Operating History Risk Member
Prospectus [Line Items]
Risk [Text Block]	Limited Operating History Risk. The Fund is a recently organized investment company with a limited operating history. As a result, prospective investors have a limited track record or history on which to base their investment decision.
Aptus Large Cap Enhanced Yield ETF | REIT Investment Risk Member
Prospectus [Line Items]
Risk [Text Block]	REIT Investment Risk. Investments in REITs involve unique risks. REITs may have limited financial resources, may trade less frequently and in limited volume, and may be more volatile than other securities. REITs may be affected by changes in the value of their underlying properties or mortgages or by defaults by their borrowers or tenants. Furthermore, these entities depend upon specialized management skills, have limited diversification and are, therefore, subject to risks inherent in financing a limited number of projects. In addition, the performance of a U.S. REIT may be affected by changes in the tax laws or by its failure to qualify for tax-free pass-through of income.
Aptus Large Cap Enhanced Yield ETF | Risk Lose Money [Member]
Prospectus [Line Items]
Risk [Text Block]	As with any investment, there is a risk that you could lose all or a portion of your investment in the Fund.
Aptus Large Cap Enhanced Yield ETF | Risk Not Insured Depository Institution [Member]
Prospectus [Line Items]
Risk [Text Block]	Depositary Receipt Risk. Depositary Receipts involve risks similar to those associated with investments in foreign securities, such as changes in political or economic conditions of other countries and changes in the exchange rates of foreign currencies. Depositary Receipts listed on U.S. exchanges are issued by banks or trust companies and entitle the holder to all dividends and capital gains that are paid out on the underlying foreign shares (“Underlying Shares”). When the Fund invests in Depositary Receipts as a substitute for an investment directly in the Underlying Shares, the Fund is exposed to the risk that the Depositary Receipts may not provide a return that corresponds precisely with that of the Underlying Shares.